REPORTABLE SEGMENTS (Details) - USD ($) $ in Thousands	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net revenue	$ 102,103	$ 82,829	$ 75,196	$ 72,728	$ 65,154	$ 57,575	$ 57,745	$ 57,822		$ 332,856	$ 238,296
Cost of revenue (exclusive of depreciation and amortization shown separately below)	$ 74,393	57,777	$ 52,402	$ 50,159	$ 33,450	$ 39,101	$ 38,865	$ 39,118		234,731	161,575
Gross profit										98,125	76,721
Salaries and related costs										33,386	27,978
General and administrative expenses		6,807							$ 16,756	30,020	19,927
Acquisition costs										4,814	19,234
Depreciation and amortization										17,954	9,745
Income (loss) from operations		$ 2,479							$ 12,916	11,951	(163)
Operating Segments
Segment Reporting Information [Line Items]
Net revenue										9,357	5,597
Corporate and Other
Segment Reporting Information [Line Items]
Net revenue										(30,051)	(15,437)
Cost of revenue (exclusive of depreciation and amortization shown separately below)										(30,051)	(15,580)
Gross profit										0	143
Brand Direct | Operating Segments
Segment Reporting Information [Line Items]
Net revenue										197,550	174,738
Cost of revenue (exclusive of depreciation and amortization shown separately below)										151,526	130,429
Gross profit										46,024	44,309
Marketplace | Operating Segments
Segment Reporting Information [Line Items]
Net revenue										155,999	73,398
Cost of revenue (exclusive of depreciation and amortization shown separately below)										109,921	46,613
Gross profit										46,078	26,785
Other | Operating Segments
Segment Reporting Information [Line Items]
Net revenue										9,357	5,597
Cost of revenue (exclusive of depreciation and amortization shown separately below)										3,335	113
Gross profit										$ 6,022	$ 5,484